JOINT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
JOINT ARRANGEMENTS [Abstract]
Joint Arrangements
The breakdown of the amounts included in the statements of financial position related to the Company’s participation in the UT and its results is the following:

	2021	2020
Consolidated Statements of financial position
Non Current assets	-	-
Current Assets	189,085	250,371
Total	189,085	250,371
Non Current Liabilities	-	-
Current Liabilities	379,399	574,052
Total	379,399	574,052

	2021	2020	2019
Consolidated Statements of comprehensive income
Gross profit / (loss)	27	6,887	(317,082)
Operating loss	(7,854)	(1,909)	(354,061)
Net Financial results	141,140	113,021	(43,295)
Comprehensive income / (loss)	133,286	111,112	(397,356)